SCHEDULE OF LOANS FROM FINANCIAL INSTITUTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance	$ 89,298
Change in factoring for the period	647,860	89,298
New loan advances	1,595,041
Loan repayments	(398,905)
Balance	2,077,290	89,298
Interest included in repayments	101,072
Accrued interest expense	42,924
Factoring loan [member]
IfrsStatementLineItems [Line Items]
Balance	89,298
Change in factoring for the period	647,860	89,298
Balance	737,158	89,298
PO financing loan [member]
IfrsStatementLineItems [Line Items]
Balance
Change in factoring for the period
New loan advances	920,041
Balance	920,041
Jan 29, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Balance
Change in factoring for the period
New loan advances	200,000
Loan repayments	(258,440)
Balance
Interest included in repayments	58,440
April 30, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Balance
Change in factoring for the period
New loan advances	125,000
Loan repayments	(133,599)
Balance	30,920
Interest included in repayments	39,519
September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Balance
Change in factoring for the period
New loan advances	200,000
Balance	200,000
Accrued interest expense	38,432
December 2, 2024 ballon loan [member]
IfrsStatementLineItems [Line Items]
Balance
Change in factoring for the period
New loan advances	100,000
Balance	100,000
Accrued interest expense	4,492
December 2, 2024 monthly loan [member]
IfrsStatementLineItems [Line Items]
Balance
Change in factoring for the period
New loan advances	50,000
Loan repayments	(6,866)
Balance	46,247
Interest included in repayments	$ 3,113